Needham Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 1.6%
Huntington Ingalls Industries, Inc.	10,000	$2,040,400
RTX Corp.	2,000	264,920
		2,305,320

Automobile Components - 0.2%
Mobileye Global, Inc. - Class A (a)	23,100	332,525

Biotechnology - 0.6%
Gilead Sciences, Inc.	7,500	840,375

Chemicals - 2.7%
Aspen Aerogels, Inc. (a)	400,000	2,556,000
DuPont de Nemours, Inc.	17,500	1,306,900
		3,862,900

Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (a)	12,300	2,424,330

Communications Equipment - 1.3%
ADTRAN Holdings, Inc. (a)	70,000	610,400
KVH Industries, Inc. (a)(d)	224,995	1,190,224
		1,800,624

Construction & Engineering - 2.1%
Centuri Holdings, Inc. (a)	72,500	1,188,275
Everus Construction Group, Inc. (a)	17,000	630,530
MDU Resources Group, Inc.	65,000	1,099,150
		2,917,955

Construction Materials - 0.3%
CRH PLC (Ireland)	5,000	439,850

Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	12,500	1,588,000

Electrical Equipment - 8.0%
Hammond Power Solutions, Inc. (Canada)	35,900	1,898,468
nVent Electric PLC (Ireland)	50,000	2,621,000
Vertiv Holdings Co. - Class A	24,250	1,750,850
Vicor Corp. (a)	110,000	5,145,800
		11,416,118

Electronic Equipment, Instruments & Components - 6.0%
Coherent Corp. (a)	26,000	1,688,440
Corning, Inc.	42,500	1,945,650
nLight, Inc. (a)	120,000	932,400
TTM Technologies, Inc. (a)	45,000	922,950
Vishay Intertechnology, Inc.	189,100	3,006,690
		8,496,130

Health Care Equipment & Supplies - 4.0%
Becton Dickinson & Co.	17,000	3,894,020
Medtronic PLC (Ireland)	20,000	1,797,200
		5,691,220

Health Care Providers & Services - 1.6%
Labcorp Holdings, Inc.	6,500	1,512,810
Quest Diagnostics, Inc.	4,750	803,700
		2,316,510

Hotels, Restaurants & Leisure - 0.4%
Vail Resorts, Inc.	3,000	480,060

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	2,500	529,375

Insurance - 2.0%
Markel Group, Inc. (a)	1,500	2,804,415

Interactive Media & Services - 0.4%
Alphabet, Inc. - Class A	4,000	618,560

IT Services - 5.4%
Akamai Technologies, Inc. (a)	72,500	5,836,250
Unisys Corp. (a)	395,800	1,816,722
		7,652,972

Life Sciences Tools & Services - 6.2%
Bruker Corp.	49,000	2,045,260
Thermo Fisher Scientific, Inc.	13,500	6,717,600
		8,762,860

Media - 3.0%
Comcast Corp. - Class A	39,500	1,457,550
The Trade Desk, Inc. - Class A (a)	51,000	2,790,720
		4,248,270

Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.	4,750	794,627
Navigator Holdings, Ltd. (Marshall Islands)	19,000	252,890
		1,047,517

Professional Services - 4.1%
Jacobs Solutions, Inc.	4,250	513,782
Parsons Corp. (a)	89,750	5,314,098
		5,827,880

Semiconductors & Semiconductor Equipment - 29.2%(b)
Analog Devices, Inc.	10,000	2,016,700
Applied Materials, Inc.	9,000	1,306,080
ASML Holding NV (Netherlands)	2,500	1,656,575
Camtek Ltd. (Israel)	5,000	293,150
Entegris, Inc.	87,500	7,654,500
FormFactor, Inc. (a)	105,000	2,970,450
Lam Research Corp.	25,000	1,817,500
Marvell Technology, Inc.	39,000	2,401,230
MKS Instruments, Inc.	22,250	1,783,337
Nova, Ltd. (Israel) (a)	27,500	5,069,075
PDF Solutions, Inc. (a)	315,000	6,019,650
Photronics, Inc. (a)	145,000	3,010,200
SiTime Corp. (a)	10,000	1,528,700
Teradyne, Inc.	28,000	2,312,800
Veeco Instruments, Inc. (a)	85,000	1,706,800
		41,546,747

Software - 2.2%
Bentley Systems, Inc. - Class B	25,000	983,500
Crowdstrike Holdings, Inc. - Class A (a)	1,500	528,870
Datadog, Inc. - Class A (a)	1,500	148,815
Klaviyo, Inc. - Class A (a)	49,000	1,482,740
		3,143,925

Specialty Retail - 3.8%
CarMax, Inc. (a)	70,000	5,454,400

Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	5,250	1,166,182
Hewlett Packard Enterprise Co.	84,000	1,296,120
Super Micro Computer, Inc. (a)(d)	302,500	10,357,600
		12,819,902

Trading Companies & Distributors - 0.2%
Air Lease Corp.	6,500	314,015
TOTAL COMMON STOCKS (Cost $78,531,650)		139,682,755

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Industrial REITs - 0.4%
Lineage, Inc.	11,000	644,930

Specialized REITs - 1.2%
Equinix, Inc.	2,050	1,671,467
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,404,204)		2,316,397

SHORT-TERM INVESTMENTS - 1.0%		Value
Money Market Funds - 1.0%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.17% (c)	1,393,414	1,393,414
TOTAL SHORT-TERM INVESTMENTS (Cost $1,393,414)		1,393,414

TOTAL INVESTMENTS - 100.9% (Cost $82,329,268)		143,392,566
Liabilities in Excess of Other Assets - (0.9)%		(1,223,658)
TOTAL NET ASSETS - 100.0%		$142,168,908
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	As of March 31, 2025, the Fund had a significant portion of its assets invested in Semiconductors & Semiconductor Equipment.
(c) (d)
The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
Security position is either entirely or partially held in a segregated account. The aggregated total market value as of March 31, 2025 is $1,252,750.

Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Investments)
United States^	$129,364,358	90.2%
Israel	5,362,225	3.7
Ireland	4,858,050	3.4
Canada	1,898,468	1.3
Netherlands	1,656,575	1.2
Marshall Islands	252,890	0.2
	$143,392,566	100.0%
^ United States allocation include Short-Term Investment-Money Market Fund of 1.0%.